Financial Risk Management	12 Months Ended
Dec. 31, 2025
Financial Risk Management [Abstract]
Financial Risk Management

NOTE 21. Financial Risk Management

Risk management framework

The Company’s risk management policies are designed to identify, analyze and assess the risks faced by the Company. These policies aim to evaluate the potential impact of such risks and implement measures to mitigate them. The Company’s Board of Directors oversees the monitoring of compliance with the Company’s risk management policies and procedures and reviews the adequacy of the risk management framework in relation to the risks faced by the Company.

(a)
Credit risk management

Credit risk refers to the risk that a counterparty may fail to fulfill its contractual obligations, potentially causing financial losses to the Company. The Company is exposed to credit risk through its operating activities, primarily accounts receivable, as well as through its investing activities, which primarily involve financial instruments with banks.

Accounts and other receivables

The Company has implemented a credit policy that includes conducting a credit assessment for each new customer before offering the Company’s standard payment and delivery terms and conditions. Purchase limits are established for each customer, representing the maximum open amount without requiring additional approval. These limits are reviewed on a quarterly basis.

The movements in the allowance for expected credit losses related to accounts and other receivables for the year ended December 31, 2025, were as follows:

	2025
	Account receivables	Other receivables
Balance at the beginning of year	$—	—
Additions	2,673	221,750
Bad debts written off	(173)	(75,748)
Effect of Exchange Rate Movements	—	(1,058)
Balance at the end of year	$2,500	144,944

The allowance for expected credit losses on other receivables primarily relates to penalties paid on behalf of customers, for which recovery is uncertain due to their liquidity constraints. The allowance for accounts receivable relates to certain customers with whom the Company has been unable to establish contact, and for whom collectability is considered uncertain.

No allowance for expected credit losses was recognized as of December 31, 2024

(b)
Liquidity risk management

The objective of liquidity risk management is to ensure that the Company has sufficient liquidity to meet its business requirements for existing operations over the next 12 months. The Company manages liquidity risk by maintaining adequate working capital.

As of December 31, 2025, the Company’s working capital, along with investments from strategic investors through private offerings, is sufficient to meet all of its contractual obligations. Therefore, management believes that the liquidity risk, arising from an inability to obtain sufficient financing to meet contractual obligations, has been maintained at an acceptable level.

(c)
Market risk management

The Company is exposed to the financial market risks, primarily changes in foreign currency exchange rates and interest rates. The objective of market risk management is to manage and control these exposures within acceptable parameters.

The Company’s policy is not to engage in derivative financial instruments for speculative purposes of profit generation and strives to achieve neutrality in its exposure to interest rate and foreign currency fluctuations.